Nature of Operations and Reorganization	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Reorganization

NOTE 1 – NATURE OF OPERATIONS AND REORGANIZATION

Nature of operations

Nanoholding Inc. and Subsidiary (the “Company”) develops and markets products based on technology which permits the fabrication of oriented, ultra-thin films of organic or polymeric crystals. The Company also produces a line of personal lens cleaners and accessories. These products are marketed internationally primarily to customers in the eyeglass industry. Nanoholding Inc. (“Nanoholding”) is a holding company formed under the laws of Delaware on February 24, 2014. Nanoholding is a majority owner of membership interests in Nanofilm, Ltd. (“Nanofilm”), a company formed under the laws of the Ohio on June 14, 1995 as a limited liability company.

Reorganization

In February 2014, on a one to one basis, Class A and Class B unit owners of Nanofilm exchanged their respective units into Class A common stock and Class B common stock, respectively, of Nanoholding, respectively. Similar to Nanofilm’s Class A and Class B unit owners voting rights, holders of Nanoholding’s Class A Common Stock shall be entitled to one vote in person or by proxy for each share of Class A Common Stock held by such holder and every holder of Class B Common Stock shall be entitled to one hundred votes in person or by proxy for each share of Class B Common Stock held by such holders. The Class Z unit owner retained their member interest in Nanofilm. As a result of the share exchange, Nanofilm became a majority-owned subsidiary of the Company. During and after the restructuring, there has been no change to the Company’s principal managers and Nanofilm has remained under common operating, management and financial control. As a result, the reorganization has been accounted for as a combination of entities under common control and recapitalization of Nanofilm with no adjustment to the historical basis of the assets and liabilities of Nanofilm, and the operations are consolidated and all equity and per unit equity data is presented retroactively as if the reorganization occurred as of the beginning of the first accounting period presented in these consolidated financial statements. The Class Z member of Nanofilm is accounted for as a non-controlling interest.